Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Unaudited condensed financial data by quarter
Unaudited condensed financial data by quarter for the year ended December 31, 2013 and the nine months ended December 31, 2012 is as follows (dollars, except per share data, in thousands):

	Quarter ended
Year Ended December 31, 2013	March 31, 2013	June 30, 2013	Sept. 30, 2013	Dec. 31, 2013
Interest Income	$7,704	$7,680	$7,706	$7,357
Interest Expense	2,114	1,959	1,796	1,664
Net Interest Income	5,590	5,721	5,910	5,693
Provision For Loan Losses	1,145	900	600	—
Net Interest Income After Provision For Loan Losses	4,445	4,821	5,310	5,693
Non-interest Income	1,945	1,743	1,738	1,470
Non-interest Expense	5,513	5,392	5,665	5,464
Income Before Income Tax	877	1,172	1,383	1,699
Provision For Income taxes	206	293	361	480
Net Income	671	879	1,022	1,219
Preferred Stock Dividends	110	110	110	110
Net Income Available To Common Shareholders	$561	$769	$912	$1,109
Basic Net Income Per Common Share	$0.19	$0.26	$0.31	$0.38
Diluted Net Income Per Common Share	$0.19	$0.26	$0.31	$0.38
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001	2,944,001

	Quarter ended
Nine Months Ended December 31, 2012	June 30, 2012	Sept. 30, 2012	Dec. 31, 2012
Interest Income	$8,476	$8,271	$8,044
Interest Expense	2,619	2,463	2,378
Net Interest Income	5,857	5,808	5,666
Provision For Loan Losses	725	300	950
Net Interest Income After Provision For Loan Losses	5,132	5,508	4,716
Non-interest Income	1,184	1,478	1,703
Non-interest Expense	5,298	6,071	5,693
Income Before Income Tax	1,018	915	726
Provision For Income taxes	287	245	172
Net Income	731	670	554
Preferred Stock Dividends	110	110	110
Net Income Available To Common Shareholders	$621	$560	$444
Basic Net Income Per Common Share	$0.21	$0.19	$0.15
Diluted Net Income Per Common Share	$0.21	$0.19	$0.15
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001